World Omni Auto Receivables Trust 2013-A	Exhibit 99.1
Monthly Servicer Certificate
May 31, 2014

Dates Covered
Collections Period	05/01/14 - 05/31/14
Interest Accrual Period	05/15/14 - 06/15/14
30/360 Days	30
Actual/360 Days	32
Distribution Date	06/16/14

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/14	573,033,351.32	37,171
Yield Supplement Overcollateralization Amount at 04/30/14	8,344,396.55	0
Receivables Balance at 04/30/14	581,377,747.87	37,171
Principal Payments	27,400,840.82	1,252
Defaulted Receivables	832,564.21	36
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/14	7,827,764.87	0
Pool Balance at 05/31/14	545,316,577.97	35,883

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	940,556,049.13	54,027

Delinquent Receivables:
Past Due 31-60 days	6,720,520.88	545
Past Due 61-90 days	1,667,213.82	116
Past Due 91 + days	400,788.26	29
Total	8,788,522.96	690

Total 31+ Delinquent as % Ending Pool Balance	1.61%

Recoveries	535,735.58

Aggregate Net Losses/(Gains) - May 2014	296,828.63

Overcollateralization Target Amount	24,539,246.01
Actual Overcollateralization	24,539,246.01

Weighted Average APR	3.58%
Weighted Average APR, Yield Adjusted	4.43%
Weighted Average Remaining Term	48.45

Flow of Funds	$ Amount

Collections	29,596,982.71
Advances	5,004.62
Investment Earnings on Cash Accounts	754.87
Servicing Fee	(484,481.46)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	29,118,260.74

Distributions of Available Funds
(1) Class A Interest	271,363.00
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	17,851.18
(4) Second Priority Principal Distributable Amount	1,930,272.54
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	24,539,246.01
(7) Distribution to Certificateholders	2,359,528.01
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	29,118,260.74

Servicing Fee	484,481.46
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	884,934,000.00
Original Class B	18,957,000.00

Total Class A & B
Note Balance @ 05/15/14	547,246,850.51
Principal Paid	26,469,518.55
Note Balance @ 06/16/14	520,777,331.96

Class A-1
Note Balance @ 05/15/14	0.00
Principal Paid	0.00
Note Balance @ 06/16/14	0.00
Note Factor @ 06/16/14	0.0000000%

Class A-2
Note Balance @ 05/15/14	163,355,850.51
Principal Paid	26,469,518.55
Note Balance @ 06/16/14	136,886,331.96
Note Factor @ 06/16/14	49.7768480%

Class A-3
Note Balance @ 05/15/14	270,000,000.00
Principal Paid	0.00
Note Balance @ 06/16/14	270,000,000.00
Note Factor @ 06/16/14	100.0000000%

Class A-4
Note Balance @ 05/15/14	94,934,000.00
Principal Paid	0.00
Note Balance @ 06/16/14	94,934,000.00
Note Factor @ 06/16/14	100.0000000%

Class B
Note Balance @ 05/15/14	18,957,000.00
Principal Paid	0.00
Note Balance @ 06/16/14	18,957,000.00
Note Factor @ 06/16/14	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	289,214.18
Total Principal Paid	26,469,518.55
Total Paid	26,758,732.73

Class A-1
Coupon	0.23000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.43000%
Interest Paid	58,535.85
Principal Paid	26,469,518.55
Total Paid to A-2 Holders	26,528,054.40

Class A-3
Coupon	0.64000%
Interest Paid	144,000.00
Principal Paid	0.00
Total Paid to A-3 Holders	144,000.00

Class A-4
Coupon	0.87000%
Interest Paid	68,827.15
Principal Paid	0.00
Total Paid to A-4 Holders	68,827.15

Class B
Coupon	1.13000%
Interest Paid	17,851.18
Principal Paid	0.00
Total Paid to B Holders	17,851.18

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.3199658
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	29.2839718
Total Distribution Amount	29.6039376

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.2128576
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	96.2527947
Total A-2 Distribution Amount	96.4656523

A-3 Interest Distribution Amount	0.5333333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.5333333

A-4 Interest Distribution Amount	0.7250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.7250000

B Interest Distribution Amount	0.9416669
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.9416669

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	72.92
Noteholders' Principal Distributable Amount	927.08

Account Balances	$ Amount

Advances
Balance as of 04/30/14	71,080.81
Balance as of 05/31/14	76,085.43
Change	5,004.62

Reserve Account
Balance as of 05/15/14	2,311,742.39
Investment Earnings	58.90
Investment Earnings Paid	(58.90)
Deposit/(Withdrawal)	-
Balance as of 06/16/14	2,311,742.39
Change	-

Required Reserve Amount	2,311,742.39